UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Buffalo Grove, Illinois    October 16, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $168173



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    common           002824100      207     4000 SH       SOLE                                       4000
American Express Co.           common           025816109      586    20150 SH       SOLE                    15000              5150
American Home Prod.            common           026609107      326     5600 SH       SOLE                                       5600
Anheuser Busch Co.             common           035229103     1357    32408 SH       SOLE                     3216             29192
Arbitron, Inc.                 common           03875Q108      574    21940 SH       SOLE                                      21940
Bandag, Inc. Cl. A             common           059815308     2540   109000 SH       SOLE                    98500             10500
Belo Corp.                     common           080555105      233    14500 SH       SOLE                                      14500
Berkshire Hathaway Cl. A       common           084670108     8120      116 SH       SOLE                                        116
Berkshire Hathaway Cl. B       common           084670207     1375      590 SH       SOLE                                        590
Bristol Myers Squibb           common           110122108      997    17950 SH       SOLE                    10000              7950
CenturyTel Inc.                common           156700106     1869    55800 SH       SOLE                                      55800
Ceridian Corp.                 common           15677T106     1591   109700 SH       SOLE                                     109700
Certegy, Inc.                  common           156880106      496    19100 SH       SOLE                                      19100
Clorox                         common           189054109     8494   229578 SH       SOLE                   116672            112906
Dentsply Int'l Inc.            common           249030107    15312   333300 SH       SOLE                   164000            169300
Department 56, Inc.            common           249509100     6488  1021800 SH       SOLE                   827000            194800
Energizer Holdings             common           29266R108      355    21349 SH       SOLE                     4000             17349
Equifax Inc.                   common           294429105      902    41200 SH       SOLE                                      41200
Federal Home Loan              common           313400301     6682   102800 SH       SOLE                     6200             96600
First Data Corp.               common           319963104    15716   269750 SH       SOLE                    68000            201750
First Health Group             common           320960107     7142   243100 SH       SOLE                   110000            133100
Franklin Covey Co.             common           353469109     2784   883895 SH       SOLE                   752500            131395
Gannett Company                common           364730101     1178    19600 SH       SOLE                     6000             13600
Gartner Group Cl. A            common           366651107      422    46600 SH       SOLE                                      46600
Gartner Group Cl. B            common           366651206     1244   143041 SH       SOLE                   143041
General Electric Co.           common           369604103      703    18900 SH       SOLE                     8700             10200
H&R Block                      common           093671105    10457   271200 SH       SOLE                   133000            138200
Hewlett Packard Co.            common           428236103      327    20300 SH       SOLE                    20000               300
Hospitalities Prop. Tr.        common           44106M102     2471   102600 SH       SOLE                    90000             12600
IMS Health                     common           449934108      200     8000 SH       SOLE                     8000
Interpublic Group Co.          common           460690100     3335   163500 SH       SOLE                    81100             82400
Intimate Brands                common           461156101     1599   177640 SH       SOLE                    74150            103490
Jenny Craig, Inc.              common           224206102     1032   580000 SH       SOLE                   580000
Johnson & Johnson              common           478160104     3944    71200 SH       SOLE                    26800             44400
K Swiss Cl. A                  common           482686102     1920    78200 SH       SOLE                    63000             15200
Lancaster Colony Corp.         common           513847103    12600   449850 SH       SOLE                   302200            147650
M&F Worldwide                  common           552541104      534   111300 SH       SOLE                   111300
MBIA Inc.                      common           55262C100      500    10000 SH       SOLE                    10000
Marsh & McLennan Co.           common           571748102      290     3000 SH       SOLE                                       3000
Masco Corp.                    common           574599106     1421    69500 SH       SOLE                                      69500
Merck & Co. Inc.               common           589331107     1146    17200 SH       SOLE                    15000              2200
Pfizer Inc.                    common           717081103      638    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    12517   259200 SH       SOLE                   117400            141800
PolyMedica Corp.               common           731738100      694    45450 SH       SOLE                    30000             15450
Procter & Gamble Co.           common           742718109     1938    26622 SH       SOLE                     1336             25286
Ralston Purina Group           common           751277302     1894    57750 SH       SOLE                    12000             45750
Reynolds & Reynolds            common           761695105     1794    77000 SH       SOLE                                      77000
Russ Berrie & Co.              common           782233100     4027   151400 SH       SOLE                   107000             44400
SBC Communications             common           78387G103      496    10526 SH       SOLE                                      10526
Saucony Inc. Cl B              common           804120202      163    30000 SH       SOLE                    29300               700
Schlumberger Limited           common           806857108     1554    34000 SH       SOLE                                      34000
ServiceMaster Co.              common           81760N109     2932   264415 SH       SOLE                   146200            118215
Sturm Ruger                    common           864159108      479    46100 SH       SOLE                    40000              6100
Torchmark Corp.                common           891027104      780    20000 SH       SOLE                                      20000
Tupperware Corp.               common           899896104      798    40000 SH       SOLE                    40000
U.S. Bancorp                   common           902973106      610    27515 SH       SOLE                    10049             17466
Unilever NV NY(NEW)            common           904784501      289     5357 SH       SOLE                     5357
Valassis Comm'ns.              common           918866104     1037    32500 SH       SOLE                    30000              2500
Verizon Comm'cations           common           92343V104      238     4392 SH       SOLE                                       4392
Viad Corp.                     common           92552R109      951    49600 SH       SOLE                                      49600
Waste Management Inc.          common           94106L109     2129    79600 SH       SOLE                    30000             49600
Wesco Financial Co.            common           950817106     2744     9460 SH       SOLE                                       9460